Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Financial Data

The sum of the quarterly per share amounts may not equal the annual totals due to rounding.

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Revenues	$238,915	$253,229	$228,129	$266,321
Depreciation and amortization	32,434	30,254	30,701	37,302
Operating income (loss)	21,684	31,608	(33,449)	(24,597)
Income (loss) before income taxes and discontinued operations	10,476	20,287	(43,253)	(16,179)
(Provision) benefit for income taxes	(4,469)	(11,314)	16,581	1,236
Income (loss) from continuing operations	6,007	8,973	(26,672)	(14,943)
Income (loss) from discontinued operations, net of taxes	21	(19)	(2)	(9)
Net income (loss)	6,028	8,954	(26,674)	(14,952)
Net income (loss) per share	0.12	0.18	(0.57)	(0.32)
Net income (loss) per share – assuming dilution	0.12	0.17	(0.57)	(0.32)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Revenues	$220,738	$236,775	$225,232	$269,399
Depreciation and amortization	29,057	29,271	32,367	34,594
Operating income	14,726	31,200	13,837	19,768
Income (loss) before income taxes and discontinued operations	(2,928)	13,432	(722)	7,706
(Provision) benefit for income taxes	967	(4,799)	(937)	(2,651)
Income (loss) from continuing operations	(1,961)	8,633	(1,659)	5,055
Income from discontinued operations, net of taxes	4	4	53	48
Net income (loss)	(1,957)	8,637	(1,606)	5,103
Net income (loss) per share	(0.04)	0.18	(0.03)	0.11
Net income (loss) per share – assuming dilution	(0.04)	0.17	(0.03)	0.10